Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Based Compensation Activity [Line Items]
Common stock share authorized	2,000,000,000	2,000,000,000
Stock option exercisable period	3 years
Stock option term	10 years
Restricted stock units vesting period	3 years
Unrecognized stock based compensation	$ 37,000
Unrecognized stock based compensation, weighted average period of recognition	1 year 9 months
Value of stock option exercised during year	$ 319	$ 13,000	$ 5,000
Cash received from stock option exercises	$ 2,000	14,000	4,000
Unearned grant expected to be recognized in period	3 years
Minimum
Stock Based Compensation Activity [Line Items]
Range of vested shares of original grant amount	0.00%
Maximum
Stock Based Compensation Activity [Line Items]
Range of vested shares of original grant amount	200.00%
Nonvested Restricted Stock Units
Stock Based Compensation Activity [Line Items]
Performance based share granted, percent of nonvested restricted stock units outstanding	25.00%
Administrative expenses
Stock Based Compensation Activity [Line Items]
Stock based compensation expense	$ 35,000	35,000	31,000
Stock Options
Stock Based Compensation Activity [Line Items]
Unrecognized stock based compensation	1,000
Restricted Stock Units
Stock Based Compensation Activity [Line Items]
Unrecognized stock based compensation	$ 36,000
Two Thousand Thirteen Incentive Plan [Member]
Stock Based Compensation Activity [Line Items]
Common stock share authorized	19,600,000.0
Discount allowed on employee stock purchase plan	15.00%
Employee stock purchase plan purchase price first offering start date	Mar. 01, 2012
Employee stock purchase plan purchase price first offering end date	Jun. 30, 2012
Number of share purchased under stock option plan	191,000
Stock option plan, average purchase price	$ 7.05
Two Thousand Thirteen Incentive Plan [Member] | Maximum
Stock Based Compensation Activity [Line Items]
Number of share available for purchase under stock option plan	1,000,000
Domestic | Administrative expenses
Stock Based Compensation Activity [Line Items]
Stock based compensation expense	$ 4,000	$ 5,000	$ 4,000